GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 29, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Long Lived Assets Held-for-sale [Line Items]
Loss/(gain) on sale of assets and termination of charters		$ (14)	$ 114	$ (7,364)
Proceeds from sale of vessels and termination of charters		4,932	(2,003)	42,275
Vessel impairment charge		$ 0	$ 29,161	42,410
Sale of offshore supply vessel Sea Bear [Member]
Long Lived Assets Held-for-sale [Line Items]
Loss/(gain) on sale of assets and termination of charters	$ (14)
Proceeds from sale of vessels and termination of charters	$ 5,100
Vessel impairment charge				$ 8,100